A Message from the Star Select REIT-Plus Fund


Dear Shareholder:

The Star Select REIT-Plus Fund seeks to provide consistent total return by focusing on appreciation and income. The Fund seeks to achieve these results through a consistent investment commitment to Real Estate Investment Trusts.

Performance for the REIT sector stabilized during the third quarter as investor concerns shifted to earnings expectations for the large capitalization segment of the market. By quarter end REITs had begun to stage a significant rally as investor concerns over the impact of an economic slow down on REITs appeared to be over done. The rally in bonds brought yields to historic lows and set off a search for yield. REITs as a group were offering a three hundred basis point yield advantage; interest in the group is now coming in from the traditional defensive investor group.

Investor fears should be allayed now that question regarding changes in taxation have been resolved. Rather than issue additional stock at these depressed levels, most managements are electing to refinance debt to generate additional free cash flow and stock swaps to execute acquisitions. These changes will have a positive impact on performance. We have shifted away from the lodging sector on fears of overbuilding and are now focusing on office properties on the two coasts and retail oriented properties as consumer spending continues to push higher.

Peter Sorrentino, CFA
Vice President, Fund Manager

INVESTMENTS-STAR SELECT REIT-PLUS FUND
--------------------------------------
Statement of Net Assets September 30, 1998 (Unaudited)

                                             Number          Market
                                            of Shares        Value
                                            ---------        -----

COMMON STOCKS - 96.29%
----------------------

Real Estate Investment Trusts - 94.34%
--------------------------------------

Apartment Investment and
Management Co. REIT                          25,000      $  943,750
Archstone Communities, Trust REIT            32,000         652,000
Arden Realty Group, Inc. REIT                13,251         295,670
Avalon Properties, Inc. REIT                 46,512       1,584,338
Bedford Property Investors, Inc. REIT        15,000         270,000
Brandywine Realty Trust REIT                 25,000         478,125
BRE Properties, Inc. REIT                    25,200         633,150
Cadillac Fairview Corp. REIT                 11,000         195,250
CarrAmerica Realty Corp. REIT                17,900         408,353
CenterPoint Properties Corp. REIT            22,975         832,844
Crescent Real Estate Equities Trust REIT     20,000         505,000
Developers Diversified
Realty Corp. REIT                            48,000         876,000
EastGroup Properties, Inc. REIT              23,000         434,125
Equity Office Properties Trust REIT          36,600         896,700
Equity Residential Properties Trust REIT     21,000         885,948
Felcor Suite Hotels, Inc. REIT               30,000         729,390
Glenborough Realty Trust, Inc. REIT          30,000         637,500
Healthcare Realty Trust REIT                 19,510         497,505
Hospitality Properties Trust REIT            21,000         624,750
HRPT Properties Trust REIT                   10,000         161,250
Irvine Apartment
Communities, Inc. REIT                       26,700         717,562
JDN Realty Corp. REIT                        33,868         778,964
Kilroy Realty Corp. REIT                     23,000         529,000
Kimco Realty Corp. REIT                      41,070       1,560,660
Koger Equity, Inc. REIT                      20,000         375,000
Lexington Corp. Properties, Inc. REIT        30,400         381,915
Liberty Property Trust REIT                  24,450         582,228
LTC Properties, Inc. REIT                    45,050         785,582
Mack-Cali Realty Corp. REIT                  24,500         735,000
Manufactured Home
Communities, Inc. REIT                       38,000         966,644
Meridian Industrial Trust, Inc. REIT         15,000         331,875
Meristar Hospitality REIT                    29,662         506,123
Merry Land & Investment Co., Inc. REIT       11,000         246,125
New Plan Realty Trust REIT                   38,500         897,550
Omega Healthcare Investors, Inc. REIT        17,253         563,966
Omega Worldwide REIT                          3,000          15,375
Pacific Gulf Properties, Inc. REIT           20,000         402,500


                                             Number         Market
                                           of Shares        Value
                                           ---------        -----

Patriot American Hospitality, Inc. REIT     42,998        $548,224
Prentiss Properties Trust REIT              24,000         573,000
Prime Retail, Inc. REIT                     50,000         490,650
Realty Income Corp. REIT                    23,000         572,125
Reckson Associates Realty Corp. REIT        35,000         822,500
RFS Hotel Investors, Inc. REIT              41,100         493,200
Simon DeBartolo Group, Inc. REIT            44,040       1,310,190
Sizeler Property Investors, Inc. REIT       56,300         506,700
Spieker Properties, Inc. REIT               22,000         808,500
Starwood Lodging Trust REIT                 21,500         655,750
Storage Trust Realty REIT                   31,000         728,500
Storage USA, Inc. REIT                      15,240         527,685
U.S. Restaurant Properties REIT             48,000       1,221,024
Vornado Realty Trust REIT                   20,000         662,500
Weingarten Realty Investments REIT          12,100         496,100

Real Estate Construction - 1.95%
--------------------------------

Centex Corp.                                20,000         690,000
                                                         -----------

Total Common Stocks
         (Cost $34,914,878)                             34,024,365
                                                        ----------



Repurchase Agreements - 1.84%
-----------------------------

Donaldson ($670,000, SLMA Short Term, Floating rate, 86387TFM5, 11/19/98) Purchase Date 9/30/98, Maturity Date 10/1/98 Amount Payable at Maturity $649,100

Total Repurchase Agreements
     (Cost $649,000)                                      649,000
                                                        -----------

Total Investments
     (Cost $35,563,878)                                34,673,365

Other Assets and Liabilities, Net - 1.87%                 642,142
-----------------------------------------              -----------

Net Assets - 100%                                     $35,315,507
                                                      ===========

STAR SELECT REIT-PLUS FUND
--------------------------
STATEMENTS OF ASSETS AND LIABILITIES
------------------------------------
September 30, 1998 (Unaudited)

ASSETS

     Investments, at value (cost $35,563,878) ................      $ 34,673,365
     Cash ...................................................             27,584
     Dividend receivable .....................................           221,761
     Interest receivable......................................               100
     Receivable for shares of beneficial interest sold .......             4,911
     Receivable for investments sold..........................           407,072
     Deferred organization costs (Note 2).....................            25,949
     Prepaid expenses.........................................            12,309
                                                                    ------------
     Total assets ............................................        35,373,051

LIABILITIES

     Payable for shares of beneficial interest redeemed.......            22,561
     Accrued expenses ........................................            34,983
                                                                      ----------

     Total liabilities .......................................            57,544
                                                                      ----------

NET ASSETS ...................................................     $  35,315,507
                                                                   =============

Net assets consist of:
     Paid-in capital .........................................        36,187,002
     Undistributed net investment income .....................            84,928
     Accumulated net realized gain on investments ............          (65,910)
     Net unrealized depreciation in
         value of investments ................................         (890,513)
                                                                      ----------

Net assets ...................................................     $  35,315,507
                                                                   =============

NET ASSET VALUE PER SHARE

Class B Shares:
Net asset value and offering price per share (based on net assets of
$116,036 and 12,915 shares of beneficial interest outstanding)...          $8.98
Minimum redemption price per share ( net asset value x 95%)......          $8.53

Class C Shares:

Net asset value, offering and redemption price per share (based on net assets of $35,199,471 and 3,936,361 shares of beneficial interest outstanding)... $8.94




  The accompanying notes are an integral part of these financial statements.

STAR SELECT REIT-PLUS FUND
--------------------------
STATEMENTS OF OPERATIONS
------------------------
For the six months ended September 30, 1998 (Unaudited)

INVESTMENT INCOME
Income:
     Interest ................................................       $    28,729
     Dividends ...............................................         1,160,806
                                                                     -----------
          Total net income ...................................         1,189,535
                                                                     -----------
EXPENSES:
     Administrative service fees (Note 3)
        Class B ..............................................             1,004
            Class C ..........................................            20,535
         Auditing fees .......................................             6,017
     Custodian fees (Note 3) .................................             5,784
     Fund accounting fees
        Class B ..............................................             1,004
            Class C ..........................................            16,054
         Insurance ...........................................             1,890
     Servicing fees ..........................................            10,034
     Legal fees ..............................................             9,026
     Investment adviser fees (Note 3) ........................           150,505
     Trustee's fees ..........................................             3,277
     24f-2 fees expense
            Class B ..........................................                 2
            Class C ..........................................             2,505
       Amortization of organization expenses .................             3,713
     Postage .................................................               752
     Registration and filing fees
            Class B ..........................................             1,543
            Class C ..........................................            26,488
        Printing .............................................            18,300
     Transfer agent fees (Note 3)
        Class B ..............................................             1,004
            Class C ..........................................            13,579
        Other expenses .......................................             2,514
                                                                       ---------
          Total net expenses .................................           295,530
                                                                       ---------

  Less Expense Reimbursement from adviser.....................             4,422
                                                                       ---------

NET INVESTMENT INCOME  .......................................           898,427
                                                                       ---------

REALIZED AND UNREALIZED GAIN/LOSS
     ON INVESTMENTS
     Net realized loss on investments ........................          (48,805)
     Change in net unrealized
          appreciation of investments ........................       (6,779,292)
     Net loss on investments .................................       (6,828,097)

DECREASE IN NET ASSETS
     RESULTING FROM OPERATIONS ..............................    $   (5,929,670)
                                                                  ==============


 The accompaying notes are an integral part of these financial statements.

STAR SELECT REIT-PLUS FUND
--------------------------
STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------
For the six months ended September 30, 1998 (Unaudited)

DECREASE IN NET ASSETS
Operations:
     Net investment income ...................................         $ 898,427
     Net realized loss on investments ........................          (48,805)
     Change in net unrealized appreciation of investments.....       (6,779,292)
     Decrease in net assets resulting from operations ........       (5,929,670)

Dividends and distributions to shareholders from:
     Net investment Income
            Class B...........................................           (2,461)
            Class C...........................................         (840,301)
        Realized Capital Gain
            Class C..........................................           (17,459)
                                                                      ----------
               Total Distributions  ..........................         (860,221)
                                                                       ---------

TOTAL DECREASE ...............................................       (6,789,891)
                                                                  --------------

Capital share transactions:
     Proceeds from shares sold
            Class B...........................................           135,414
            Class C...........................................         3,120,101
     Value of shares issued to shareholders in
          reinvestment of dividends and distributions
            Class B............................................            2,461
            Class C............................................          127,796
     Cost of shares redeemed
            Class B ...........................................          (2,460)
            Class C ...........................................      (5,258,437)
     Net decrease in net assets resulting from
          capital share transactions ..........................      (1,875,125)

TOTAL DECREASE IN NET ASSETS ..................................      (8,665,016)

NET ASSETS:
     Beginning of period .....................................      $ 43,980,523
     End of period (including undistributed net
          realized gains on investments) .....................        35,315,507
                                                                      ==========
Shares of capital stock of the Fund sold and redeemed:
     Shares sold
        Class B ..............................................            12,909
            Class C ..........................................           304,681
        Shares issued to shareholders in reinvestment
          dividends and distributions
            Class B ..........................................               261
            Class C ..........................................            13,531
     Shares redeemed
            Class B ..........................................             (255)
            Class C ..........................................         (535,924)
   NET DECREASE IN NUMBER
     OF SHARES OUTSTANDING ...................................         (204,797)
                                                                     ===========


The accompanying notes are an integral part of these financial statements.

STAR SELECT REIT-PLUS FUND
--------------------------
FINANCIAL HIGHLIGHTS
--------------------

                                                                   Class B                             Class C
                                                                   -------                             -------

                                                                 Six Months             Six Months          Year
                                                                   Ended                  Ended             Ended
                                                                September 30           September 30        March 31
                                                                    1998                   1998             1998(a)
                                                                    ----                   ----             -------

PER SHARE OPERATING
     PERFORMANCE:
Net asset value, beginning ...................................   $ 10.59                 $10.59             $10.00
   Income from investment
     Operations:
     Net investment income ...................................      0.21                   0.22               0.35
     Net realized and unrealized
          gain (loss) on investments..........................    (1.63)                  (1.65)              0.86
                                                                 -------                  ------            -------
Total from investment income .................................    (1.42)                  (1.43)              1.21
Less  distributions:
     Dividends from net
          investment income ..................................    (0.19)                  (0.21)             (0.35)
     Distributions from net realized
             Gains on investments.............................    (0.00)                  (0.01)             (0.27)
                                                                  ------                  ------             ------
Total from distributions .....................................    (0.19)                  (0.22)             (0.62)
                                                                 -------                  ------             ------

Net asset value at end of period .............................  $  8.98                 $  8.94           $  10.59
                                                                  =====                   =====             ======

TOTAL RETURN (b)..............................................  (25.36%)                 (25.39%)            14.96%


RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (thousands)....................     116                   35,199             43,981

     Ratio of total expenses to
          average net assets (b)..............................    8.96%                    1.46%              1.52%
     Ratio of total expenses to
          average net assets (after reimbursement)(b).........    1.34%                  ------              ------

     Ratio of net investment
          income to average net assets (b)....................   (3.11%)                  4.51%               4.29%
     Ratio of net investment
          income to average net assets (after reimbursement)(b)   4.51%                  ------              ------

     Portfolio turnover ......................................   19.20%                  19.20%              29.50%



(a)  For the period June 24, 1997 (commencement of operations) to March 31,1998.
(b)  Annualized.


NOTES TO FINANCIAL STATEMENTS

Note 1 - General

Star Select REIT-Plus Fund (the "Fund") was organized as a series of Star Select Funds, an Ohio business trust (the "Trust") on February 28, 1997. The investment objective of the Fund is to provide shareholders with above average income and long term growth of capital. The Fund offers Class B and Class C shares. Class B shares may be subject to a contingent deferred sales charge. Class C shares are no-load where there is no sales charges or commissions. All classes of shares have indentical rights to earnings, assets and voting priviledges, except that each class has its own expenses directly attributable to that class.

Note 2 - Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

         A)  Security Valuations

The procedures and pricing service used to value securities are established and approved by the Board of Trustees. Portfolio securities are valued using the current market valuations: either the last reported sales price, or in the case of securities for which there is no reported last sale, the mean of the closing bid and asked prices. Bid price is used when no ask price is available.

         B) Securities Transactions and Related Income

Securities transactions are recorded on a trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recorded on the accrual basis and dividend income is recorded on the ex-dividend date.

         C)  Dividends and Distributions to Shareholders

The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on a quarterly basis, and intends to distribute its net capital gains at least once a year. However, to the extent that net realized gains of the Fund can be reduced by any capital loss carry-overs, such gains will not be distributed.

         D)  Federal  Income Taxes

It is the policy of the Fund to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.

         E)  Expenses

Organizational costs represent costs incurred in connection with the organization and the initial public offering of the Class C shares of the Fund. Organizational costs are deferred and will be amortized on a straight-line basis over five years. In the event that the original shareholders (or any subsequent transferee) redeems any of its original capital (seed capital) prior to these organizational costs being fully amortized, the redemption proceeds will be reduced by a pro-rata portion of any then unamortized organizational costs. At September 30, 1998, the unamortized balance was $25,949.

          F)   Distribution

The Trust has adopted a 12B-1 plan, which permits the Fund to pay up to 0.25% of average net assets as a 12B-1 fee to the Funds Distributor. The Fund expenses will not be affected by the 12B-1 plan because the Adviser does not intend to activate the plan through July 31, 1999.

          G) Allocation of Income, Expenses, and Gains and Losses

Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

           H) Estimates

Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

            I) Repurchase Agreement

Under the terms of a typical repurchase agreement, a Fund writes a financial contract with a counterparty and takes possession of a government debt obligation as collateral. The Fund also agrees with the counterparty to allow the counterparty to repurchase the financial contract at a specific date and price, thereby determining the yield during the Fund's holding period. This arrangement will result in a fixed-rate of return not subject to the market's fluctuation during the holding period indicated in th contract. The value of the collateral is at least equal to the total amount of the repurchase obligation, including interest. In the event of a default by the counterparty, a Fund has the right to use the collateral to offset any losses incurred.


Note 3 - Agreements and Other Transactions with Affiliates

The Fund retains Star Bank, N.A. (the "Adviser" or "Star Bank") to manage the Fund's investments. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund. The Fund is authorized to pay the Adviser a monthly fee equal to an annual average rate of 0.75% of its average daily net assets. Effective July 1, 1998 B. Randolph Bateman took over the day-to-day management of the Fund's portfolio from Peter Sorrentino.

The Fund also retains Star Bank to act as shareholder servicing agent on its behalf. The Fund is authorized to pay Star Bank up to 0.25% of its average daily net assets to provide shareholder support services and to maintain shareholder accounts. Star Bank currently receives 0.05% of the Fund's average daily net assets for shareholder services and it is anticipated that the fee will remain at 0.05% for the foreseeable future. Star Bank also acts as the Fund's custodian, for which it receives a monthly fee equal to an annual average rate of 0.025% of its average daily net assets.

The Fund retains Unified Fund Services, Inc. ("Unified") to act as the Fund's administrator and transfer agent. As administrator, Unified manages the Fund's business affairs and provides the Fund with administrative services, including compliance and accounting services and all regulatory reporting, and necessary office equipment, personnel and facilities to operate the Fund. For these administrative and transfer agency services, Unified receives a monthly fee from the Fund equal to an annual average rate of 0.25% of the Fund's average daily net assets. The Fund retains Unified Management Corporation to act as the principal distributor of the Fund's shares.

Note 3-(Continued)

For the six months ended September 30, 1998, there were no commissions (sales charges paid by investors) paid on the Class B shares.

Note 4- Securities Transactions

For the six months ended September 30, 1998, purchases and sales of investment securities, excluding short-term investments were as follows:


The Star Select REIT-Plus Fund

Note 5- Unrealized Appreciation(Depreciation)

At September 30, 1998, the composition of unrealized appreciation(depreciation) of investment securities were as follows:


The Star Select REIT-Plus Fund

Note 6- Subsequent Events

On October 1, 1998 Peter Sorrentino resumed the day-to-day management of the Fund's portfolio.